Document and Entity Information	Apr. 02, 2020
Prospectus:
Document Type	497
Document Period End Date	Apr. 02, 2020
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 02, 2020
Document Effective Date	Apr. 02, 2020
Prospectus Date	Feb. 28, 2020
Direxion Auspice Broad Commodity Strategy ETF | Direxion Auspice Broad Commodity Strategy ETF
Prospectus:
Trading Symbol	COM
Direxion Flight to Safety Strategy ETF | Direxion Flight to Safety Strategy ETF
Prospectus:
Trading Symbol	FLYT
Direxion All Cap Insider Sentiment Shares | Direxion All Cap Insider Sentiment Shares
Prospectus:
Trading Symbol	KNOW
Direxion NASDAQ-100(R) Equal Weighted Index Shares | Direxion NASDAQ-100(R) Equal Weighted Index Shares
Prospectus:
Trading Symbol	QQQE
Direxion Zacks MLP High Income Index Shares | Direxion Zacks MLP High Income Index Shares
Prospectus:
Trading Symbol	ZMLP